                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended    March 31, 1999
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   HARDING, LOEVNER MANAGEMENT, L.P.
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Address:   50 DIVISION STREET
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           SUITE 401
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           SOMERVILLE, NEW JERSEY 08876
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Form 13F File Number:  28-4434
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David R. Loevner
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Title:  President of HLM Holdings, Inc., GP of Harding, Loevner Management, LP
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Phone:  908-218-7900
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Signature, Place, and Date of Signing:

/s/ David R. Loevner               Somerville, NJ                4-23-99
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F                                 Report for Quarter Ended March 31, 1999
NAME OF REPORTING MANAGER:  HARDING, LOEVNER MANAGEMENT, L.P.
13F FILE NO.: 28-4434


        Item 1:                    Item 2:                Item 3:        Item 4:        Item 5:
                                                                       Fair Market     Shares or
                                                                       -----------   --------------
    Name Of Issuer             Title of Class              CUSIP           Value     Principal Amt.
    --------------             --------------           -----------    -----------   --------------
AIR PRODUCTS & CHEMICALS             COM                009158 10 6      2,650,950        77,400
ALLIED CAP CORP                      COM                01903Q 10 8      6,547,034       356,301
ALLIEDSIGNAL INC                     COM                019512 10 2      4,906,250       100,000
AMERICAN HOME PRODUCT CORP.          COM                026609 10 7        261,000         4,000
AMERICAN INTERNATIONAL GROUP         COM                026874 10 7      5,681,437        47,100
ASPEN TECHNOLOGY, INC.               COM                045327 10 3        956,647        67,450
BAXTER INTL INC                      COM                071813 10 9      5,219,808        79,088
BRITISH TELECOM                      ADR                111021 40 8        706,006         4,300
CBT GROUP PLC                        ADR                124853 30 0     10,875,347       950,850
COLGATE PALMOLIVE CO.                COM                194162 10 3      7,645,200        83,100
CORNING INC.                         COM                219350 10 5        264,000         4,400
DEERE & CO.                          COM                244199 10 5      3,518,737        91,100
DOVER CORP                           COM                260003 10 8      4,171,837       126,900
EXXON CORP                           COM                302290 10 1      4,269,031        60,500
FEDERAL NATIONAL MTG. ASSOC.         COM                313586 10 9      4,577,425        66,100
GENERAL ELECTRIC CO                  COM                369604 10 3        885,000         8,000
GLAXO WELLCOME PLC                   SPONSORED ADR      37733W 10 5     26,260,920       392,320
HEWLETT PACKARD CO                   COM                428236 10 3        434,000         6,400
IMPERIAL OIL LTD ADR                 COM NEW            453038 40 8     23,590,687     1,233,500
INTEL CORP                           COM                458140 10 0      3,823,912        32,100
INTERNATIONAL BUSINESS MACHS         COM                459200 10 1      2,359,552        13,312
JOHNSON & JOHNSON                    COM                478160 10 4     63,550,828       679,688
LUXOTTICA GROUP ADR                  SPONSORED ADR      55068R 20 2     17,614,609     1,368,125
MCI WORLDCOM INC.                    COM                55268B 10 6      1,718,112        19,400
MERCK & CO INC                       COM                589331 10 7        229,798         2,868
MONSANTO CO                          COM                611662 10 7      2,283,094        49,700
NORTHERN BORDER PARTNERS LP          UNIT LTD PARTN     664785 10 2      1,182,769        38,700
PFIZER INC                           COM                717081 10 3      6,251,987        45,100
QUINTILES TRANSNATIONAL CORP.        COM                748767 10 0      3,254,050        86,200
ROYAL DUTCH PETE CO ADR              NY REG GLD1.25     780257 80 4     45,821,360       881,180
ROYCE MICRO-CAP TR INC               COM                780915 10 4      1,019,034       137,013
SCHLUMBERGER LTD                     COM                806857 10 8      5,838,480        97,920
SHELL TRANSPORT & TRADING            ADR                822703 60 9        329,062         8,100
SUBURBAN PROPANE PARTNERS LP         UNIT LTD PARTN     864482 10 4        366,250        20,000
SUN MICROSYSTEMS                     COM                866810 10 4      3,323,337        26,600

        Item 1:                             Item 6:                       Item 7:              Item 8:
                                      Investment Discretion                                  Voting Auth.
                                ------------------------------------                ---------------------------------
    Name Of Issuer              (a) Sole  (b)Shared  (c)Shared Other     Managers   (a) Sole    (b) Shared   (c) None
    --------------              --------  ---------  ---------------     --------   --------    ----------   --------
AIR PRODUCTS & CHEMICALS            X                                                     X
ALLIED CAP CORP                     X                                                     X
ALLIEDSIGNAL INC                    X                                                     X
AMERICAN HOME PRODUCT CORP.         X                                                     X
AMERICAN INTERNATIONAL GROUP        X                                                     X
ASPEN TECHNOLOGY, INC.              X                                                     X
BAXTER INTL INC                     X                                                     X
BRITISH TELECOM                     X                                                     X
CBT GROUP PLC                       X                                                     X
COLGATE PALMOLIVE CO.               X                                                     X
CORNING INC.                        X                                                     X
DEERE & CO.                         X                                                     X
DOVER CORP                          X                                                     X
EXXON CORP                          X                                                     X
FEDERAL NATIONAL MTG. ASSOC.        X                                                     X
GENERAL ELECTRIC CO                 X                                                     X
GLAXO WELLCOME PLC                  X                                                     X
HEWLETT PACKARD CO                  X                                                     X
IMPERIAL OIL LTD ADR                X                                                     X
INTEL CORP                          X                                                     X
INTERNATIONAL BUSINESS MACHS        X                                                     X
JOHNSON & JOHNSON                   X                                                     X
LUXOTTICA GROUP ADR                 X                                                     X
MCI WORLDCOM INC.                   X                                                     X
MERCK & CO INC                      X                                                     X
MONSANTO CO                         X                                                     X
NORTHERN BORDER PARTNERS LP         X                                                     X
PFIZER INC                          X                                                     X
QUINTILES TRANSNATIONAL CORP.       X                                                     X
ROYAL DUTCH PETE CO ADR             X                                                     X
ROYCE MICRO-CAP TR INC              X                                                     X
SCHLUMBERGER LTD                    X                                                     X
SHELL TRANSPORT & TRADING           X                                                     X
SUBURBAN PROPANE PARTNERS LP        X                                                     X
SUN MICROSYSTEMS                    X                                                     X

FORM 13F                                 Report for Quarter Ended March 31, 1999
NAME OF REPORTING MANAGER:  HARDING, LOEVNER MANAGEMENT, L.P.
13F FILE NO.: 28-4434

TELEFONOS de MEXICO                  ADR                879403 78 0     11,236,500       170,250         X
THERMO ELECTRON                      COM                883556 10 2      3,246,727       239,390         X
THERMO INSTRUMENT SYSTEMS            COM                883559 10 6        194,906        13,500         X
WELLS FARGO                          COM                949746 10 1      2,762,925        78,800         X
WISCONSIN CENT TRANSN CORP           COM                976592 10 5      1,999,425       150,900         X
WRIGLEY WM. JR. CO.                  COM                982526 10 5      3,094,771        34,220         X
                                                                       -----------
              TOTAL                                                    294,922,804


TELEFONOS de MEXICO                                                             X
THERMO ELECTRON                                                                 X
THERMO INSTRUMENT SYSTEMS                                                       X
WELLS FARGO                                                                     X
WISCONSIN CENT TRANSN CORP                                                      X
WRIGLEY WM. JR. CO.                                                             X

              TOTAL